CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, Including Fees	$ 41,963,113	$ 44,460,149	$ 51,728,665
Federal Funds Sold and Securities Purchased Under Agreements to Resell	99,273	114,794	95,428
Deposits with Other Banks	42,903	45,646	38,085
Investment Securities
U. S. Government Agencies	4,824,423	6,873,296	6,613,030
State, County and Municipal	206,483	160,892	103,133
Corporate Obligations	76,029	91,034	137,831
Dividends on Other Investments	77,203	47,001	21,547
Interest Income	47,289,427	51,792,812	58,737,719
Interest Expense
Deposits	8,737,281	12,950,229	17,212,312
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	0	337,711	721,044
Borrowed Money	2,279,469	3,517,633	3,589,847
Interest Expense	11,016,750	16,805,573	21,523,203
Net Interest Income	36,272,677	34,987,239	37,214,516
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Net Interest Income After Provision for Loan Losses	29,487,910	26,737,239	23,864,516
Noninterest Income
Service Charges on Deposits	3,572,897	3,244,536	3,597,416
Other Service Charges, Commissions and Fees	1,514,898	1,311,758	1,139,935
Mortgage Fee Income	400,009	265,636	313,005
Securities Gains	2,837,464	2,923,601	2,617,062
Gain on Sale of SBA Loans	305,924	946,732	1,004,585
Other	1,102,077	1,258,813	1,334,846
Noninterest Income	9,733,269	9,951,076	10,006,849
Noninterest Expenses
Salaries and Employee Benefits	15,564,893	14,632,693	14,096,698
Occupancy and Equipment	3,878,268	3,997,667	4,422,152
Directors' Fees	465,220	466,075	495,950
Legal and Professional Fees	1,085,881	1,186,884	1,369,864
Foreclosed Property	5,613,316	4,045,245	4,943,530
FDIC Assessment	1,497,974	1,828,799	1,866,956
Advertising	422,718	508,329	743,278
Software	789,226	660,120	630,543
Telephone	744,930	735,758	703,786
Other	5,316,604	4,989,267	4,583,606
Noninterest Expense	35,379,030	33,050,837	33,856,363
Income Before Income Taxes (Benefits)	3,842,149	3,637,478	15,002
Income Taxes (Benefits)	1,200,851	1,103,883	(459,214)
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	$ 1,205,913	$ 1,133,595	$ (925,784)
Net Income (Loss) Per Share of Common Stock
Basic (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Diluted (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding (in shares)	8,439,258	8,439,258	8,149,217